MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Disclosure of subsidiaries

Name	Location	Ownership	Principal activity
Minera Bateas S.A.C. ("Bateas")	Peru	100%	Caylloma mine
Mansfield Minera S.A. ("Mansfield")	Argentina	100%	Lindero mine
Boya S.A. (“Boya”)	Senegal	100%	Diamba Sud project
Roxgold SANGO S.A. (“Sango”)	Côte d’Ivoire	90%	Séguéla mine

Schedule of useful life of property, plant and equipment

Land and buildings
Land	Not depreciated
Mineral properties	Life of mine	Units of production
Buildings, located at the mine	Life of mine	Units of production
Buildings, others (1)	6-10 years	Straight line
Leasehold improvements (1)	4-8 years	Straight line
Plant and equipment
Processing plant	Life of mine	Units of production
Machinery and equipment (1)	3-12 years	Straight line
Furniture and other equipment (1)	2-12 years	Straight line
Transport units	4-5 years	Straight line
Capital work in progress	Not depreciated

(1)	The lesser of useful life or life of mine.